Computer Hardware and Other Property, Net (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Computer Hardware and Other Property, Net.
Schedule of computer hardware and other property, net

	June 30, 2019	December 31, 2018
Computer hardware	$20,174	$18,130
Leasehold improvements	13,296	13,298
Furniture, fixtures and equipment	6,574	6,816
Total computer hardware and other property	40,044	38,244
Accumulated depreciation	(21,554)	(17,603)
Total computer hardware and other property, net	$18,490	$20,641

	September 30, 2019	December 31, 2018
Computer hardware	$22,095	$18,130
Leasehold improvements	13,965	13,298
Furniture, fixtures and equipment	6,326	6,816
Total computer hardware and other property	42,386	38,244
Accumulated depreciation	(22,201)	(17,603)
Total computer hardware and other property, net	$20,185	$20,641

	December 31,
	2018	2017
Computer hardware	$18,130	$11,238
Leasehold improvements	13,298	13,885
Furniture, fixtures and equipment	6,816	6,768
Total computer hardware and other property	38,244	31,891
Accumulated depreciation	(17,603)	(8,881)
Total computer hardware and other property, net	$20,641	$23,010